Debt - Private Placement and German Private Placement (Schuldschein) Narrative (Details) € in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 16, 2012 USD ($) series	Oct. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Aug. 31, 2022 EUR (€)	Aug. 31, 2022 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Face amount of debt instrument					$ 1,529,855,000	$ 1,911,459,000
Number of series of notes issued | series	3
Repayment of long-term debt					$ 400,000,000	480,003,000	$ 41,345,000
German Private Placement (2022 Schuldschein) | August 2035
Debt Instrument [Line Items]
Stated interest rate					3.04%
Notional amount | €				€ 70.0
Interest rate increase (decrease) for ESG rating				0.025%	0.025%
Senior Unsecured Notes | Series A, Series B and Series C Private Placement Notes
Debt Instrument [Line Items]
Face amount of debt instrument	$ 400,000,000
Weighted average interest rate of long-term debt	3.66%
Debt issuance cost	$ 2,100,000
Senior Unsecured Notes | Series A Private Placement Notes
Debt Instrument [Line Items]
Face amount of debt instrument	$ 73,000,000
Term of debt instrument	7 years
Stated interest rate	3.19%
Repayment of long-term debt						127,000,000		$ 73,000,000
Senior Unsecured Notes | Series B Private Placement Notes
Debt Instrument [Line Items]
Face amount of debt instrument	$ 300,000,000
Term of debt instrument	10 years
Stated interest rate	3.75%				3.75%
Repayment of long-term debt					$ 0	300,000,000	0
Senior Unsecured Notes | Series C Private Placement Notes
Debt Instrument [Line Items]
Face amount of debt instrument	$ 27,000,000
Term of debt instrument	12 years
Stated interest rate	3.90%				3.90%
Repayment of long-term debt					$ 0	27,000,000	0
Private Placement Bond | German Private Placement (2017 Schuldschein)
Debt Instrument [Line Items]
Face amount of debt instrument					121,009,000	116,821,000					$ 331,100,000
Debt issuance cost											$ 1,200,000
Repayment of long-term debt		$ 153,000,000	$ 41,100,000		0	153,003,000	$ 41,145,000
Unrealized gain (loss) recorded in equity					1,000,000
Private Placement Bond | German Private Placement (2022 Schuldschein)
Debt Instrument [Line Items]
Face amount of debt instrument					408,846,000	$ 394,638,000			€ 370.0
Debt issuance cost										$ 1,200,000
Unrealized gain (loss) recorded in equity					$ (36,200,000)